REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of principal activities, separated by reportable segments and geographic region

(millions)	2019	2018	2017
Global Industrial
Product and sold equipment	$5,174.1	$4,992.8	$4,679.9
Service and lease equipment	806.1	814.0	741.4
Global Institutional & Specialty
Product and sold equipment	3,701.9	3,673.5	3,446.8
Service and lease equipment	699.6	628.5	596.5
Global Healthcare & Life Sciences
Product and sold equipment	890.6	877.2	802.8
Service and lease equipment	82.2	62.3	49.9
Other
Product and sold equipment	362.4	360.1	421.7
Service and lease equipment	845.1	813.7	792.1
Total
Total product and sold equipment	$10,129.0	$9,903.6	$9,351.2
Total service and lease equipment	2,433.0	2,318.5	2,179.9

Net sales at public exchange rates by geographic region are as follows:

	Global Industrial			Global Institutional & Specialty
(millions)	2019	2018	2017	2019	2018	2017

United States	$2,668.1	$2,564.9	$2,371.5	$3,021.3	$2,899.0	$2,733.9
Europe	1,204.2	1,147.9	1,059.7	622.3	654.0	598.5
Asia Pacific	774.3	752.4	715.9	235.7	235.0	223.4
Latin America	525.8	512.1	488.6	162.2	161.5	159.9
Greater China	325.4	340.9	327.0	119.4	112.8	101.1
Canada	163.4	167.8	155.6	188.4	187.1	171.2
Middle East and Africa ("MEA")	319.0	320.8	303.0	52.2	52.6	55.3
Total	$5,980.2	$5,806.8	$5,421.3	$4,401.5	$4,302.0	$4,043.3

	Global Healthcare & Life Sciences			Other
(millions)	2019	2018	2017	2019	2018	2017

United States	$410.3	$395.7	$383.6	$710.8	$676.4	$753.5
Europe	513.8	506.4	434.0	268.4	272.1	255.1
Asia Pacific	22.5	12.3	11.6	74.5	77.5	68.5
Latin America	4.5	4.1	3.7	50.2	49.4	47.5
Greater China	2.0	1.4	1.3	66.5	59.4	52.5
Canada	5.2	5.7	5.4	19.1	21.0	19.6
MEA	14.5	13.9	13.1	18.0	18.0	17.1
Total	$972.8	$939.5	$852.7	$1,207.5	$1,173.8	$1,213.8

Schedule of contract liability

	December 31	December 31
(millions)	2019	2018

Contract liability as of beginning of the year	$67.7	$66.9

Revenue recognized in the year from:
Amounts included in the contract liability at the beginning of the year	(67.7)	(66.9)

Increases due to billings excluding amounts recognized as revenue during the year ended	70.2	66.2
Business combinations	6.5	1.5

Contract liability as of end of year	$76.7	$67.7